EQUIPMENT SUBJECT TO OPERATING LEASES	12 Months Ended
Dec. 31, 2016
Property Subject to or Available for Operating Lease, Net [Abstract]
EQUIPMENT SUBJECT TO OPERATING LEASES
EQUIPMENT SUBJECT TO OPERATING LEASES

Operating leases arise from leasing the Company’s products to customers.  Initial non-cancellable lease terms typically range up to 84 months.  The net book value of equipment subject to operating leases was approximately $67 million and $58 million (net of accumulated depreciation of approximately $16 million and $37 million) at December 31, 2016 and 2015, respectively, and is included in Other assets on the Company’s Consolidated Balance Sheet.  The equipment is depreciated on a straight-line basis over its estimated useful life.

Future minimum lease payments to be received under non-cancellable operating leases with lease terms in excess of one year are as follows (in millions):

Years ending December 31,
2017	$9.3
2018	4.9
2019	3.5
2020	1.9
2021	1.1
Thereafter	0.7
$21.4

The Company received approximately $14 million and $12 million of rental income from assets under operating leases during 2016 and 2015, respectively, none of which represented contingent rental payments.